FEDERATED MANAGED GROWTH AND INCOME FUND
FEDERATED MANAGED GROWTH FUND
FEDERATED MANAGED INCOME  FUND
(PORTFOLIOS OF MANAGED SERIES TRUST)

SUPPLEMENT TO INSTITUTIONAL SHARES PROSPECTUSES AND SELECT SHARES
PROSPECTUSES DATED              JANUARY 31, 1997

In the subsection of the respective prospectuses entitled `Management of the Trust,''please insert the following as the final paragraph:

     `Linda Duessel is the portfolio manager for the utility stocks asset category of all the portfolios of Managed Series Trust except for Federated Managed Aggressive Growth Fund, and has been one of the Trust's portfolio managers since February, 1997. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Trust's investment adviser since 1995. Ms. Duessel was an Assistant Vice President of the Trust's investment adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.''

                                                        February 20, 1997




FEDERTED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779


Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 56166K305
Cusip 56166K404
Cusip 56166K503
Cusip 56166K602
Cusip 56166K107
Cusip 56166K206

G00251-07 (2/97)